Basis of Presentation and Summary of Significant Accounting Policies - Foreign Currency Transactions and Translation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Currency Translation [Line Items]
Foreign currency exchange loss, net	$ (1,151,000)	$ (1,023,000)	$ (306,000)
Minimum
Foreign Currency Translation [Line Items]
Forward contracts terms	30 days
Maximum
Foreign Currency Translation [Line Items]
Forward contracts terms	210 days
Forward Contracts
Foreign Currency Translation [Line Items]
Notional amounts of pen forward contracts	$ 27,100,000	$ 5,900,000